Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Other Payables

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Payables to contractors and equipment suppliers	$10,810,065	$28,437,260	$867,254
Accrued salary and bonus	13,726,474	14,348,803	437,597
Accrued employees’ compensation and remuneration to directors and supervisors	5,680,710	5,430,708	165,621
Accrued employee insurance	1,260,237	1,327,715	40,492
Accrued utilities	855,475	1,206,555	36,796
Others	12,223,879	12,428,194	379,024

	$44,556,840	$63,179,235	$1,926,784